Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,761,878.19
Previously Paid Amount	393.93
Total Fee Amount	1,900.52
Total Offset Amount	0.00
Net Fee	$ 1,506.59
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A